Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023
Accounts payable	$1,678,839	$1,183,037
Accrued liabilities	300,134	318,285
	$1,978,973	$1,501,322